DIVIDEND PREFERENCE SHARES (Details) - shares	1 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2025
DIVIDEND PREFERENCE SHARES
Number of shares issued		7,157,726,181
DPS1
DIVIDEND PREFERENCE SHARES
Number of shares issued	10,000	120,254,284
Percentage rate used to calculate dividend payments, issuance value		0.01%
DPS3
DIVIDEND PREFERENCE SHARES
Number of shares issued		916,612,490
Percentage rate used to calculate dividend payments, issuance value		9.00%
DPS4
DIVIDEND PREFERENCE SHARES
Number of shares issued		2,578,216,022
Percentage rate used to calculate dividend payments, issuance value		0.01%
DPS5
DIVIDEND PREFERENCE SHARES
Number of shares issued		3,542,643,385
Percentage rate used to calculate dividend payments, issuance value		12.00%